Convergence Long/Short Equity ETF
Schedule of Investments
February 28, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS* - 119.89%
Accommodation - 0.69%
Hyatt Hotels Corp. - Class A (a)	88	$8,546
Red Rock Resorts, Inc. - Class A	3,420	171,957
		180,503
Administrative and Support Services - 5.26%
AMN Healthcare Services, Inc. (a)	1,924	204,214
Live Nation Entertainment, Inc. (a)	2,600	314,132
Robert Half International, Inc.	787	94,668
TriNet Group, Inc. (a)	1,007	87,921
Verizon Communications, Inc.	6,151	330,124
Visa, Inc. - Class A	1,640	354,437
		1,385,496
Apparel Manufacturing - 0.30%
Ralph Lauren Corp.	594	78,432

Beverage and Tobacco Product Manufacturing - 1.66%
Coca-Cola Co.	3,735	232,466
Philip Morris International, Inc.	2,039	206,082
		438,548
Building Material and Garden Equipment and Supplies Dealers - 1.40%
Home Depot, Inc.	1,167	368,574

Chemical Manufacturing - 7.79%
Abbott Laboratories	99	11,941
AbbVie, Inc.	2,200	325,095
CF Industries Holdings, Inc.	2,227	180,810
Gilead Sciences, Inc.	4,224	255,130
Moderna, Inc. (a)	55	8,448
Mosaic Co.	2,441	127,982
Olin Corp.	2,401	123,676
Pfizer, Inc.	6,278	294,689
Procter & Gamble Co.	1,357	211,543
Regeneron Pharmaceuticals, Inc. (a)	479	296,194
Vertex Pharmaceuticals, Inc. (a)	396	91,088
Westlake Corp.	1,106	122,003
		2,048,599
Computer and Electronic Product Manufacturing - 22.39%
Alphabet, Inc. - Class A (a)	256	691,492
Alphabet, Inc. - Class C (a)	296	798,554
Amkor Technology, Inc.	20,848	472,624
Apple, Inc. (b)	5,358	884,713
Broadcom, Inc.	882	518,122
Hologic, Inc. (a)	2,730	194,294
HP, Inc.	12,658	434,929
Jabil, Inc.	7,709	445,657
NetApp, Inc.	2,993	234,591
PerkinElmer, Inc.	1,729	310,546
QUALCOMM, Inc.	2,484	427,223
Teradata Corp. (a)	9,568	478,305
		5,891,050
Construction of Buildings - 1.09%
Avantor, Inc. (a)	8,274	287,025

Couriers and Messengers - 0.59%
United Parcel Service, Inc. - Class B	735	154,659

Credit Intermediation and Related Activities - 7.99%
Bank of America Corp.	4,623	204,337
Citigroup, Inc.	4,616	273,407
Discover Financial Services	2,517	310,698
JPMorgan Chase & Co.	1,603	227,305
KeyCorp	9,302	233,201
Mr. Cooper Group, Inc. (a)	3,488	177,295
OneMain Holdings, Inc.	4,857	247,610
Popular, Inc. (c)	110	10,104
Wells Fargo & Co.	3,855	205,741
Wintrust Financial Corp.	2,126	211,239
		2,100,937

Electrical Equipment, Appliance, and Component Manufacturing - 0.56%
Acuity Brands, Inc.	44	8,024
Whirlpool Corp.	686	138,071
		146,095
Fabricated Metal Product Manufacturing - 1.94%
Atkore, Inc. (a)	2,041	207,590
Mueller Industries, Inc.	2,724	155,404
Nucor Corp.	1,126	148,204
		511,198
Food Manufacturing - 1.76%
Archer-Daniels-Midland Co.	3,303	259,120
Bunge Ltd. (c)	1,943	203,141
		462,261
Food Services and Drinking Places - 1.53%
Domino's Pizza, Inc.	218	94,222
Manhattan Associates, Inc. (a)	2,297	307,063
		401,285
Gasoline Stations - 0.60%
Chevron Corp.	1,089	156,816

General Merchandise Stores - 3.67%
Macy's, Inc.	5,317	137,817
Target Corp.	1,877	374,968
Wal-Mart, Inc.	3,355	453,462
		966,247
Health and Personal Care Stores - 1.03%
CVS Health Corp.	2,602	269,697

Hospitals - 0.81%
HCA Healthcare, Inc.	44	11,014
Tenet Healthcare Corp. (a)	2,358	202,764
		213,778
Insurance Carriers and Related Activities - 4.22%
American International Group, Inc.	2,855	174,840
Arch Capital Group Ltd. (a)(c)	3,391	159,750
Cigna Corp.	849	201,875
Everest Re Group Ltd. (c)	526	156,864
Fidelity National Financial, Inc.	3,463	164,977
Radian Group, Inc.	10,503	251,022
		1,109,328
Machinery Manufacturing - 1.22%
Applied Materials, Inc.	143	19,191
Axcelis Technologies, Inc. (a)	4,378	303,045
		322,236
Management of Companies and Enterprises - 1.06%
Capital One Financial Corp.	99	15,174
Carnival Corp. (a)(c)	6,311	128,303
Cushman & Wakefield PLC (a)(c)	6,132	134,413
		277,890
Merchant Wholesalers, Durable Goods - 2.68%
Allison Transmission Holdings, Inc.	3,482	139,071
Arrow Electronics, Inc. (a)	3,390	413,173
WW Grainger, Inc.	321	153,136
		705,380
Merchant Wholesalers, Nondurable Goods - 4.14%
AmerisourceBergen Corp.	1,771	252,421
Capri Holdings Ltd. (a)(c)	1,493	101,136
Cardinal Health, Inc.	4,598	248,338
McKesson Corp.	1,186	326,102
Univar Solutions, Inc. (a)	5,222	160,368
		1,088,365
Mining (except Oil and Gas) - 0.53%
Freeport-McMoRan, Inc. - Class B	187	8,780
Southern Copper Corp.	1,896	131,563
		140,343
Miscellaneous Manufacturing - 1.06%
Johnson & Johnson	1,702	280,098

Motor Vehicle and Parts Dealers - 4.10%
AutoNation, Inc. (a)	3,262	374,021
Group 1 Automotive, Inc.	1,762	320,561
Penske Automotive Group, Inc.	3,899	383,232
		1,077,814

Nonstore Retailers - 1.30%
Box, Inc. - Class A (a)	13,384	342,764

Oil and Gas Extraction - 4.39%
APA Corp.	8,984	320,100
Continental Resources Inc/OK	5,468	303,091
EOG Resources, Inc.	110	12,641
Oasis Petroleum, Inc.	1,479	195,982
Ovintiv, Inc.	7,072	324,252
		1,156,066
Other Information Services - 1.10%
Meta Platforms, Inc. (a)	1,377	290,588

Paper Manufacturing - 0.71%
Boise Cascade Co.	2,334	186,580

Personal and Laundry Services - 0.38%
Service Corp International	1,642	99,916

Petroleum and Coal Products Manufacturing - 0.89%
Exxon Mobil Corp. (b)	2,974	233,221

Plastics and Rubber Products Manufacturing - 0.05%
Goodyear Tire & Rubber Co. (a)	869	13,461

Primary Metal Manufacturing - 0.76%
Alcoa Corp.	2,660	200,404

Professional, Scientific, and Technical Services - 7.78%
Accenture PLC (c)	1,169	369,427
Concentrix Corp.	1,919	383,589
Gartner, Inc. (a)	1,330	372,958
H&R Block, Inc.	5,882	145,932
Insperity, Inc.	866	77,897
Interpublic Group of Companies, Inc.	5,492	202,106
IQVIA Holdings, Inc. (a)	965	222,066
Virtu Financial, Inc. - Class A	7,746	271,730
		2,045,705
Publishing Industries (except Internet) - 6.98%
Autodesk, Inc. (a)	1,461	321,756
Cadence Design Systems, Inc. (a)	1,418	214,728
Microsoft Corp. (b)	2,174	649,569
Oracle Corp.	3,862	293,396
SPS Commerce, Inc. (a)	143	18,569
Synopsys, Inc. (a)	1,081	337,694
		1,835,712
Real Estate - 1.41%
CBRE Group, Inc. - Class A (a)	1,247	120,772
Jones Lang LaSalle, Inc. (a)	483	118,924
Newmark Group, Inc.	7,375	130,390
		370,086
Rental and Leasing Services - 1.03%
Avis Budget Group, Inc. (a)	875	160,510
Herc Holdings, Inc.	642	102,155
United Rentals, Inc. (a)	22	7,076
		269,741
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 3.32%
Evercore, Inc. - Class A	2,396	304,315
Houlihan Lokey, Inc. - Class A	2,781	286,054
Moelis & Co. - Class A	308	14,849
Piper Jaffray Companies	1,810	267,898
		873,116
Support Activities for Transportation - 0.52%
Matson, Inc.	1,227	135,915

Transportation Equipment Manufacturing - 4.25%
Ford Motor Co.	18,458	324,122
General Dynamics Corp.	730	171,149
Lockheed Martin Corp.	402	174,387
Tesla, Inc. (a)	346	301,169
Textron, Inc.	2,025	148,088
		1,118,915

Utilities - 1.94%
MDU Resources Group, Inc.	5,117	136,982
NRG Energy, Inc.	3,623	137,094
Portland General Electric Co.	2,143	108,800
UGI Corp.	3,345	128,582
		511,458
Warehousing and Storage - 0.69%
Landstar System, Inc.	1,169	180,505

Waste Management and Remediation Services - 0.35%
Clean Harbors, Inc. (a)	963	91,899

Wood Product Manufacturing - 1.99%
Builders FirstSource, Inc. (a)	2,193	163,203
Louisiana-Pacific Corp.	1,665	119,797
Owens Corning	1,495	139,319
Skyline Champion Corp. (a)	1,505	101,196
		523,515
TOTAL COMMON STOCKS (Cost $27,110,645)		31,542,221

REAL ESTATE INVESTMENT TRUSTS - 2.20%
Professional, Scientific, and Technical Services - 0.42%
Extra Space Storage, Inc.	590	111,009

Real Estate - 1.27%
Essex Property Trust, Inc.	317	100,543
PotlatchDeltic Corp.	2,235	122,702
Simon Property Group, Inc.	745	102,482
STAG Industrial, Inc.	165	6,428
		332,155
Wood Product Manufacturing - 0.51%
Weyerhaeuser Co.	3,482	135,380

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $516,550)		578,544

SHORT-TERM INVESTMENTS - 0.91%
First American Government Obligations Fund - Class X, 0.026% (b)(d)	239,291	239,291
TOTAL SHORT-TERM INVESTMENTS (Cost $239,291)		239,291

Total Investments (Cost $27,866,486) - 123.00%		32,360,056
Liabilities in Excess of Other Assets - (23.00)%		(6,051,845)
TOTAL NET ASSETS - 100.00%		$26,308,211

Percentages are stated as a percent of net assets.

* Unless otherwise noted, all of a portion of these securities, totaling $28,726,993 are pledged as collateral for securities sold short.

(a)	Non-income producing security.
(b)	This security is not pledged as collateral for securities sold short.
(c)	Foreign issued security.
(d)	Seven day yield as of February 28, 2022.

Abbreviations:
Ltd.	Limited Liability Company.
PLC	Public Limited Company.

Convergence Long/Short Equity ETF
Schedule of Securities Sold Short
February 28, 2022 (Unaudited)

SECURITIES SOLD SHORT - (39.89)%	Shares	Value
COMMON STOCKS (38.55)%
Accommodation - (0.12)%
Las Vegas Sands Corp.	(710)	$(30,431)
Administrative and Support Services - (1.21)%
Cardlytics, Inc.	(1,333)	(77,314)
Cloudflare, Inc.	(889)	(103,497)
First Advantage Corp.	(1,328)	(21,447)
Scotts Miracle-Gro Co. - Class A	(216)	(30,253)
TripAdvisor, Inc.	(3,331)	(84,741)
		(317,252)
Air Transportation - (0.14)%
United Continental Holdings, Inc.	(821)	(36,452)
Ambulatory Health Care Services - (1.58)%
1Life Healthcare, Inc.	(3,941)	(42,602)
Accolade, Inc.	(1,891)	(34,000)
Guardant Health, Inc.	(931)	(61,697)
Natera, Inc.	(1,190)	(78,243)
Novocure Ltd. (a)	(815)	(66,716)
Oak Street Health, Inc.	(3,849)	(67,396)
Teladoc Health, Inc.	(871)	(66,118)
		(416,772)
Apparel Manufacturing - (0.04)%
VF Corp.	(187)	(10,850)
Beverage and Tobacco Product Manufacturing - (0.49)%
Boston Beer Company, Inc. - Class A	(165)	(63,271)
Celsius Holdings, Inc.	(1,039)	(66,382)
		(129,653)
Broadcasting (except Internet) - (1.09)%
Liberty Broadband Corp. - Class A	(606)	(87,755)
Liberty Broadband Corp. - Class C	(441)	(64,695)
Madison Square Garden Co. - Class A	(407)	(70,411)
Paramount Global	(2,115)	(64,740)
		(287,601)
Building Material and Garden Equipment and Supplies Dealers - (0.18)%
GrowGeneration Corp.	(5,552)	(46,692)
Chemical Manufacturing - (2.15)%
Amyris, Inc.	(6,130)	(27,953)
Apellis Pharmaceuticals, Inc.	(853)	(36,278)
Arcus Biosciences, Inc.	(1,355)	(50,406)
Beam Therapeutics, Inc.	(960)	(75,215)
Bridgebio Pharma, Inc.	(1,671)	(13,034)
Fate Therapeutics, Inc.	(1,492)	(51,549)
Intellia Therapeutics, Inc.	(794)	(78,486)
Intra-Cellular Therapies, Inc.	(1,194)	(66,243)
Iovance Biotherapeutics, Inc.	(2,651)	(41,541)
Mirati Therapeutics, Inc.	(772)	(68,159)
SpringWorks Therapeutics, Inc.	(584)	(33,049)
TG Therapeutics, Inc.	(1,239)	(12,229)
Turning Point Therapeutics, Inc.	(372)	(11,778)
		(565,920)
Clothing and Clothing Accessories Stores - (0.31)%
KKR & Co, Inc.	(1,336)	(80,320)
Computer and Electronic Product Manufacturing - (3.37)%
Bloom Energy Corp.	(1,826)	(40,537)
Calix, Inc.	(2,037)	(110,691)
FormFactor, Inc.	(2,135)	(86,446)
Itron, Inc.	(1,311)	(62,495)
Kratos Defense & Security Solutions, Inc.	(1,984)	(41,505)
Marvell Technology, Inc.	(968)	(66,143)
Mercury Systems, Inc.	(818)	(49,260)
Pacific Biosciences of California, Inc.	(4,577)	(54,558)
Plexus Corp.	(1,348)	(109,822)
ViaSat, Inc.	(3,237)	(147,736)
Wolfspeed, Inc.	(1,143)	(117,408)
		(886,601)
Credit Intermediation and Related Activities - (1.95)%
Ameris Bancorp	(1,096)	(54,252)
BOK Financial Corp.	(510)	(52,377)
First Financial Bankshares, Inc.	(1,144)	(54,820)
Old National Bancorp.	(2,945)	(53,835)
Open Lending Corp.	(4,058)	(84,528)
Silvergate Capital Corp.	(451)	(57,764)
SVB Financial Group	(87)	(52,722)
TFS Financial Corp.	(3,013)	(51,733)
Western Alliance Bancorp	(552)	(51,744)
		(513,775)
Data Processing, Hosting and Related Services - (0.09)%
Upwork, Inc.	(965)	(24,395)
Electrical Equipment, Appliance, and Component Manufacturing - (0.68)%
IPG Photonics Corp.	(718)	(93,591)
Plug Power, Inc.	(1,696)	(42,892)
Regal Rexnord Corp.	(257)	(41,210)
		(177,693)

Fabricated Metal Product Manufacturing - (0.50)%
Axon Enterprise, Inc.	(306)	(42,917)
BWX Technologies, Inc.	(794)	(42,415)
Chart Industries, Inc.	(317)	(45,775)
		(131,107)
Food and Beverage Stores - (0.31)%
Grocery Outlet Holding Corp.	(2,913)	(81,011)
Food Manufacturing - (0.70)%
Freshpet, Inc.	(572)	(54,472)
Hormel Foods Corp.	(1,300)	(61,932)
Lamb Weston Holdings, Inc.	(950)	(63,109)
Ranpak Holdings Corp.	(226)	(5,469)
		(184,982)
Food Services and Drinking Places - (0.38)%
Casey's General Stores, Inc.	(319)	(59,998)
Shake Shack, Inc. - Class A	(550)	(41,096)
		(101,094)
Furniture and Home Furnishings Stores - (0.33)%
Floor & Decor Holdings, Inc. - Class A	(647)	(61,866)
MillerKnoll, Inc.	(610)	(23,717)
		(85,583)
Furniture and Related Product Manufacturing - (0.05)%
Purple Innovation, Inc.	(2,102)	(12,654)
General Merchandise Stores - (0.69)%
Five Below, Inc.	(631)	(103,238)
Ollie's Bargain Outlet Holdings, Inc.	(1,817)	(78,458)
		(181,696)
Insurance Carriers and Related Activities - (0.87)%
agilon health, Inc.	(2,491)	(50,369)
Assured Guaranty Ltd. (a)	(684)	(42,387)
Goosehead Insurance, Inc.	(465)	(40,446)
Kemper Corp.	(860)	(45,958)
Selectquote, Inc.	(2,652)	(8,248)
White Mountains Insurance Group Ltd. (a)	(40)	(42,008)
		(229,416)
Machinery Manufacturing - (0.92)%
Azenta, Inc.	(1,278)	(111,851)
II-VI, Inc.	(1,856)	(128,918)
		(240,769)
Management of Companies and Enterprises - (1.12)%
Cannae Holdings, Inc.	(3,035)	(81,490)
First Interstate BancSystem, Inc.	(1,366)	(55,460)
Helen of Troy Ltd. (a)	(116)	(23,858)
Norwegian Cruise Line Holdings Ltd. (a)	(2,020)	(39,370)
StoneCo Ltd. (a)	(8,504)	(95,584)
		(295,762)
Merchant Wholesalers, Nondurable Goods - (0.34)%
Allakos, Inc.	(495)	(2,767)
Reynolds Consumer Products, Inc.	(2,041)	(60,761)
Zentalis Pharmaceuticals, Inc.	(516)	(25,743)
		(89,271)
Mining (except Oil and Gas) - (0.26)%
Novagold Resources, Inc. (a)	(4,620)	(32,248)
Royal Gold, Inc.	(291)	(35,286)
		(67,534)
Miscellaneous Manufacturing - (0.93)%
Callaway Golf Co.	(1,042)	(25,779)
Inari Medical, Inc.	(761)	(66,953)
Insulet Corp.	(202)	(53,467)
Nevro Corp.	(696)	(49,903)
Peloton Interactive, Inc.	(825)	(23,975)
YETI Holdings, Inc.	(408)	(25,116)
		(245,193)
Motion Picture and Sound Recording Industries - (0.15)%
fuboTV, Inc.	(4,661)	(39,852)
Motor Vehicle and Parts Dealers - (0.55)%
CarMax, Inc.	(979)	(107,034)
Vroom, Inc.	(6,115)	(37,179)
		(144,213)
Nonstore Retailers - (0.76)%
DoorDash, Inc.	(1,047)	(109,883)
Etsy, Inc.	(587)	(90,920)
		(200,803)

Oil and Gas Extraction - (0.73)%
Coterra Energy, Inc.	(2,718)	(63,411)
EQT Corp.	(2,712)	(62,756)
ONE Gas, Inc.	(468)	(38,886)
Southwestern Energy Co.	(5,626)	(28,074)
		(193,127)
Other Information Services - (0.44)%
Sabre Corp.	(10,513)	(114,907)
Performing Arts, Spectator Sports, and Related Industries - (0.36)%
Madison Square Garden Entertainment Corp.	(1,225)	(95,991)
Personal and Laundry Services - (0.30)%
IAC/InterActiveCorp	(691)	(79,299)
Petroleum and Coal Products Manufacturing - (0.63)%
Quaker Chemical Corp.	(175)	(32,482)
Renewable Energy Group, Inc.	(1,176)	(72,324)
WD-40 Co.	(282)	(59,753)
		(164,559)
Plastics and Rubber Products Manufacturing - (0.48)%
AptarGroup, Inc.	(267)	(32,542)
Entegris, Inc.	(601)	(78,418)
Latham Group, Inc.	(942)	(16,476)
		(127,436)
Professional, Scientific, and Technical Services - (3.40)%
Adaptive Biotechnologies Corp.	(1,708)	(24,646)
Allogene Therapeutics, Inc.	(2,075)	(18,986)
Axonics, Inc.	(1,081)	(61,358)
Coursera, Inc.	(2,011)	(40,884)
Digital Turbine, Inc.	(2,069)	(100,305)
DoubleVerify Holdings, Inc.	(3,474)	(96,056)
Invitae Corp.	(2,833)	(30,568)
JFrog Ltd. (a)	(4,002)	(99,130)
Kodiak Sciences, Inc.	(637)	(5,504)
Magnite, Inc.	(4,608)	(67,185)
Snowflake, Inc.	(180)	(47,819)
Teledyne Technologies, Inc.	(315)	(135,255)
TuSimple Holdings, Inc.	(1,426)	(24,841)
Vimeo, Inc.	(3,194)	(41,490)
Wix.com Ltd. (a)	(1,102)	(100,920)
		(894,947)
Publishing Industries (except Internet) - (1.60)%
Appian Corp.	(1,425)	(86,868)
BigCommerce Holdings, Inc.	(2,728)	(70,655)
Bill.com Holdings, Inc.	(423)	(100,623)
Fastly, Inc.	(3,306)	(61,492)
Okta, Inc. - Class A	(548)	(100,196)
		(419,834)
Real Estate - (0.77)%
Howard Hughes Corp.	(341)	(32,593)
MP Materials Corp.	(657)	(29,972)
Opendoor Technologies, Inc.	(3,959)	(33,058)
Redfin Corp.	(1,531)	(33,116)
Zillow Group, Inc. - Class A	(605)	(34,647)
Zillow Group, Inc. - Class C	(665)	(38,251)
		(201,637)
Rental and Leasing Services - (0.32)%
Air Lease Corp. - Class A	(1,136)	(47,440)
Triton International Ltd. - Class A (a)	(565)	(37,109)
		(84,549)
Repair and Maintenance - (0.10)%
Driven Brands Holdings, Inc.	(895)	(26,286)
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - (1.65)%
Apollo Global Management, Inc.	(1,195)	(77,986)
ChargePoint Holdings, Inc.	(2,672)	(38,797)
Clarivate PLC (a)	(1,403)	(21,017)
DraftKings, Inc.	(1,791)	(42,411)
E2open Parent Holdings, Inc.	(11,240)	(100,935)
MarketAxess Holdings, Inc.	(211)	(80,482)
THE BEAUTY HEALTH COMPANY	(1,565)	(30,330)
Trupanion, Inc.	(468)	(41,947)
		(433,905)

Specialty Trade Contractors - (0.42)%
QuantumScape Corp.	(4,059)	(65,512)
Sunrun, Inc.	(1,668)	(45,503)
		(111,015)
Support Activities for Mining - (0.56)%
Hecla Mining Co.	(6,087)	(35,061)
Helmerich & Payne, Inc.	(1,706)	(61,808)
Liberty Oilfield Services, Inc. - Class A	(3,982)	(49,696)
		(146,565)
Support Activities for Transportation - (0.32)%
GATX Corp.	(322)	(34,335)
XPO Logistics, Inc.	(697)	(50,659)
		(84,994)
Telecommunications - (1.22)%
Bandwidth, Inc.	(861)	(26,304)
T-Mobile US, Inc.	(731)	(90,067)
Twilio, Inc. - Class A	(581)	(101,558)
Zoom Video Communications, Inc.	(775)	(102,765)
		(320,694)
Transit and Ground Passenger Transportation - (0.15)%
Lyft, Inc.	(1,014)	(39,485)
Transportation Equipment Manufacturing - (0.96)%
Boeing Co.	(228)	(46,818)
Dorman Products, Inc.	(846)	(79,033)
Fox Factory Holding Corp.	(634)	(74,825)
Spirit AeroSystems Holdings, Inc. - Class A	(1,028)	(51,400)
		(252,076)
Utilities - (1.59)%
Atmos Energy Corp.	(342)	(37,555)
Essential Utilities, Inc.	(791)	(37,264)
First Solar, Inc.	(1,641)	(123,551)
New Fortress Energy, Inc.	(2,537)	(69,995)
New Jersey Resources Corp.	(1,046)	(45,627)
Ormat Technologies, Inc.	(640)	(45,664)
Public Service Enterprise Group, Inc.	(536)	(34,749)
Sunnova Energy International, Inc.	(1,242)	(25,026)
		(419,431)
Water Transportation - (0.29)%
Kirby Corp.	(589)	(38,373)
Royal Caribbean Cruises Ltd. (a)	(468)	(37,777)
		(76,150)

TOTAL COMMON STOCKS (Proceeds $12,960,975)		(10,142,234)

REAL ESTATE INVESTMENT TRUSTS (1.34)%
Administrative and Support and Waste Management and Remediation Services - (0.12)%
DigitalBridge Group, Inc.	(4,473)	(32,429)

Credit Intermediation and Related Activities - (0.31)%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	(1,719)	(81,378)
Real Estate and Rental and Leasing - (0.82)%
Arbor Realty Trust, Inc.	(4,476)	(80,568)
Equity Commonwealth	(1,196)	(31,778)
Host Hotels & Resorts, Inc.	(1,788)	(32,667)
Pebblebrook Hotel Trust	(1,481)	(33,337)
Ventas, Inc.	(642)	(34,668)
		(213,018)
Securities, Commodity Contracts, and Other Financial Investments and Related Activities – (0.09)%
Americold Realty Trust	(920)	(24,582)
TOTAL REAL ESTATE INVESTMENT TRUSTS (Proceeds $362,079)		(351,407)

Total Securities Sold Short (Proceeds $13,323,054)		$(10,493,641)

(a)	Foreign issued security.

Abbreviations:
Ltd.	Limited Liability Company.
PLC	Public Limited Company.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Investment Valuation
Each security owned by the Funds, including long and short positions of common stock and real estate investment trusts, that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally considers to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security shall be valued at, (i) the mean between the most recent quoted bid and asked prices on such day or (ii) the last sales price on the Composite
Market. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets, as published by a pricing service (“Pricing Service.”).

Debt securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by a Pricing Service.
Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. Any discount or premium is accreted or amortized using the constant yield method until maturity. In the absence of available quotations, the securities will be priced at fair value.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the
Adviser to believe that a security’s last sale price may not reflect its actual fair value.
The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

The Valuation Committee of the Trust shall meet to consider any valuations.
This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Trustees and other factors as warranted. In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unusual events or circumstances relating to the security's issuer;
general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification,
“Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.
ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosures regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of February 28, 2022 in valuing the Funds' investments carried at fair value:

Convergence Long/Short Equity ETF
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks*	$31,542,221	$-	$-	$31,542,221
Real Estate Investment Trusts	578,544	-	-	578,544
Investments Purchased with Proceeds from Securities Lending	-	-	-	-
Short-Term Investments	239,291	-	-	239,291
Total Assets	$32,360,056	$-	$-	$32,360,056

Liabilities:
Securities Sold Short
Common Stocks*	$(10,142,234)	$-	$-	$(10,142,234)
Real Estate Investment Trusts	(351,407)	-	-	(351,407)
Total Securities Sold Short	$(10,493,641)	$-	$-	$(10,493,641)
Total Liabilities	$(10,493,641)	$-	$-	$(10,493,641)

Convergence Market Neutral Fund
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks*	$22,335,265	$-	$-	$22,335,265
Real Estate Investment Trusts	1,320,560	-	-	1,320,560
Investments Purchased with Proceeds from Securities Lending	-	-	-	-
Short-Term Investments	146,640	-	-	146,640
Total Assets	$23,802,465	$-	$-	$23,802,465

Liabilities:
Securities Sold Short
Common Stocks*	$(14,994,277)	$-	$-	$(14,994,277)
Real Estate Investment Trusts	(1,516,861)	-	-	(1,516,861)
Total Securities Sold Short	$(16,511,138)	$-	$-	$(16,511,138)
Total Liabilities	$(16,511,138)	$-	$-	$(16,511,138)

*For further breakdown of common stock by industry type, please refer to the Schedule of Investments.

The Fund's did not hold any investments during the period ended February 28, 2022 with significant unobservable inputs which would be classified as Level 3.

The Funds did not invest in derivative securities or engage in hedging activities during the period ended February 28, 2022.